Note 7 - Inventories	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
7.	Inventories:

The amounts shown in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	December 31, 2013	June 30, 2014
Lubricants	-	374
Consumable stores	-	16
Total	-	390